Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022 JPY (¥) Investment	Sep. 30, 2021 JPY (¥)	Sep. 30, 2022 JPY (¥) Investment	Sep. 30, 2021 JPY (¥)	Mar. 31, 2022 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ (949)	¥ 16,059	¥ (15,645)	¥ 31,919
Investment funds fair value	¥ 25,568		¥ 25,568		¥ 19,353
Number of investment securities in an unrealized loss position | Investment	1,199		1,199		963
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 11,738		¥ 11,738		¥ 8,798
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(172)	0	(172)	0	(153)
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Allowance for credit loss of accrued interest	0		0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	14,714		14,714		11,709
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	104	¥ 27	198	¥ 88
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	263		263		0
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 10,591		¥ 10,591		¥ 7,644